Taxation	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Taxation	Taxation
Income tax expense of €12.8 million for the three months ended September 30, 2025 (2024: €16.7 million) and €33.3 million for the nine months ended September 30, 2025 (2024: €40.9 million) is calculated using management’s estimate of the expected annual effective income tax rate on profits for the year ended December 31, 2025 excluding exceptional items, applied to the pre-tax income of the period excluding exceptional items. This estimate includes movements in uncertain tax positions totaling €0.9 million adverse impact for the three months ended September 30, 2025 (2024: €3.9 million beneficial impact) and €38.2 million beneficial impact for the nine months ended September 30, 2025 (2024: €9.0 million beneficial impact). The UK statutory rate of corporation tax has been 25% since April 1, 2023.
The Company’s subsidiaries, which are subject to tax, operate in many different jurisdictions and, in some of these, certain tax matters are under discussion with local tax authorities. These discussions are often complex and can take many years to resolve, and are in different stages with respect to assessments, appeals and refunds. The Company actively seeks to manage the associated risks by proactively engaging with tax authorities and applying for Advanced Pricing Agreements where appropriate. Provisions for uncertain tax positions require management to make estimates and judgments with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates. Where tax exposures can be quantified and management assesses that the risk of that exposure crystallizing is probable, a provision is made based on best estimates and management’s judgments. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could, in future years, experience adjustments to this provision, including releases of provisions when those exposures become time-barred.
Notwithstanding this, management believes that the Company’s tax position on all open matters including those in current discussion with local tax authorities is robust and that the Company is appropriately provided.